ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1%
	AEROSPACE & DEFENSE - 1.7%
551	General Dynamics Corporation	$ 139,183
848	Howmet Aerospace, Inc.	115,837
2,020	RTX Corporation	268,639
		523,659
	ASSET MANAGEMENT - 1.9%
642	Ameriprise Financial, Inc.	344,946
151	Blackrock, Inc.	147,645
1,965	Robinhood Markets, Inc., Class A(a)	98,447
		591,038
	AUTOMOTIVE - 0.7%
763	Tesla, Inc.(a)	223,544

	BANKING - 3.6%
2,098	JPMorgan Chase & Company	555,236
1,038	PNC Financial Services Group, Inc. (The)	199,213
5,361	Truist Financial Corporation	248,482
1,017	Wintrust Financial Corporation	126,586
		1,129,517
	BANKS - 1.0%
6,822	Bank of America Corporation	314,494

	BEVERAGES - 0.9%
1,812	PepsiCo, Inc.	278,088

	BIOTECH & PHARMA - 7.1%
1,833	AbbVie, Inc.	383,152
763	Amgen, Inc.	235,050
2,310	Bristol-Myers Squibb Company	137,722
523	Eli Lilly & Company	481,489
1,097	Gilead Sciences, Inc.	125,398
1,547	Johnson & Johnson	255,286
1,376	Merck & Company, Inc.	126,936
4,839	Pfizer, Inc.	127,895
543	Vertex Pharmaceuticals, Inc.(a)	260,526

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	BIOTECH & PHARMA - 7.1% (Continued)
715	Zoetis, Inc.	$ 119,577
		2,253,031
	COMMERCIAL SUPPORT SERVICES - 2.2%
1,728	Cintas Corporation	358,561
1,473	Republic Services, Inc.	349,130
		707,691
	CONSTRUCTION MATERIALS - 0.3%
689	Owens Corning	106,134

	CONTAINERS & PACKAGING - 0.5%
4,873	Graphic Packaging Holding Company	130,011

	DIVERSIFIED INDUSTRIALS - 0.6%
1,482	Emerson Electric Company	180,226

	E-COMMERCE DISCRETIONARY - 3.1%
4,513	Amazon.com, Inc.(a)	958,020

	ELECTRIC UTILITIES - 2.4%
3,199	American Electric Power Company, Inc.	339,254
1,916	NextEra Energy, Inc.	134,446
1,716	Portland General Electric Company	76,928
2,161	Southern Company (The)	194,036
		744,664
	ELECTRICAL EQUIPMENT - 0.8%
1,536	Itron, Inc.(a)	167,255
960	Veritiv Holdings Company	91,363
		258,618
	ENGINEERING & CONSTRUCTION - 1.0%
763	EMCOR Group, Inc.	311,998

	FOOD - 0.7%
1,250	Hershey Company (The)	215,888

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	GAS & WATER UTILITIES - 0.5%
1,239	American Water Works Company, Inc.	$ 168,467

	HEALTH CARE FACILITIES & SERVICES - 2.3%
1,081	Cardinal Health, Inc.	139,968
625	Labcorp Holdings, Inc.	156,900
875	UnitedHealth Group, Inc.	415,590
		712,458
	HEALTH CARE REIT - 0.4%
5,753	Healthpeak Properties, Inc.	117,706

	HOME CONSTRUCTION - 0.6%
1,801	PulteGroup, Inc.	186,007

	HOUSEHOLD PRODUCTS - 2.0%
1,229	Church & Dwight Company, Inc.	136,665
2,871	Procter & Gamble Company (The)	499,094
		635,759
	INDUSTRIAL REIT - 0.4%
1,006	Prologis, Inc.	124,664

	INSTITUTIONAL FINANCIAL SERVICES - 0.3%
1,005	Nasdaq, Inc.	83,194

	INSURANCE - 4.0%
512	Assurant, Inc.	106,440
2,807	Hartford Financial Services Group, Inc. (The)	332,012
1,642	Marsh & McLennan Companies, Inc.	390,532
2,998	MetLife, Inc.	258,368
2,829	W R Berkley Corporation	178,453
		1,265,805
	INTERNET MEDIA & SERVICES - 10.2%
4,767	Alphabet, Inc., Class A	811,724
1,144	Alphabet, Inc., Class C	197,020
1,759	Meta Platforms, Inc., Class A	1,175,363

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	INTERNET MEDIA & SERVICES - 10.2% (Continued)
487	Netflix, Inc.(a)	$ 477,533
588	Spotify Technology S.A.(a)	357,510
2,076	Uber Technologies, Inc.(a)	157,797
		3,176,947
	LEISURE FACILITIES & SERVICES - 3.2%
900	Marriott International, Inc., Class A	252,405
613	McDonald's Corporation	189,006
1,839	Papa John's International, Inc.	83,399
1,409	Royal Caribbean Cruises Ltd.	346,755
1,173	Starbucks Corporation	135,845
		1,007,410
	MACHINERY - 1.7%
1,229	Caterpillar, Inc.	422,715
3,737	Mueller Water Products, Inc., Class A	96,265
		518,980
	MEDICAL EQUIPMENT & DEVICES - 2.7%
1,684	Abbott Laboratories	232,408
2,140	Boston Scientific Corporation(a)	222,111
530	Stryker Corporation	204,681
333	Thermo Fisher Scientific, Inc.	176,144
		835,344
	OFFICE REIT - 0.3%
1,272	BXP, Inc.	90,223

	OIL & GAS PRODUCERS - 3.0%
2,532	Chevron Corporation	401,626
2,786	ConocoPhillips	276,232
3,856	Coterra Energy, Inc.	104,073
1,290	Exxon Mobil Corporation	143,616
		925,547
	RESIDENTIAL REIT - 0.5%
943	Mid-America Apartment Communities, Inc.	158,537

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	RETAIL - CONSUMER STAPLES - 2.0%
1,070	BJ's Wholesale Club Holdings, Inc.(a)	$ 108,348
5,349	Walmart, Inc.	527,465
		635,813
	RETAIL - DISCRETIONARY - 2.1%
1,136	Home Depot, Inc. (The)	450,537
1,631	TJX Companies, Inc. (The)	203,484
		654,021
	SEMICONDUCTORS - 7.9%
909	Advanced Micro Devices, Inc.(a)	90,773
1,737	Applied Materials, Inc.	274,568
860	Broadcom, Inc.	171,510
1,827	Marvell Technology, Inc.	167,755
12,815	NVIDIA Corporation	1,600,849
932	Texas Instruments, Inc.	182,663
		2,488,118
	SOFTWARE - 9.8%
805	Cadence Design Systems, Inc.(a)	201,653
2,007	Five9, Inc.(a)	72,653
1,609	Intapp, Inc.(a)	106,130
339	Intuit, Inc.	208,092
2,489	Microsoft Corporation	988,107
1,515	Oracle Corporation	251,580
1,602	Palantir Technologies, Inc., Class A(a)	136,042
1,099	Palo Alto Networks, Inc.(a)	209,283
740	Salesforce, Inc.	220,409
788	Synopsys, Inc.(a)	360,336
926	Twilio, Inc., Class A(a)	111,055
1,271	Zoom Video Communications, Inc.(a)	93,673
752	Zscaler, Inc.(a)	147,565
		3,106,578
	SPECIALTY FINANCE - 1.5%
1,600	American Express Company	481,536

ZACKS ALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	TECHNOLOGY HARDWARE - 5.6%
4,958	Apple, Inc.	$ 1,199,043
998	Arista Networks, Inc.(a)	92,864
2,667	Cisco Systems, Inc.	170,981
497	Fabrinet(a)	99,425
3,538	Pure Storage, Inc., Class A(a)	185,639
		1,747,952
	TECHNOLOGY SERVICES - 3.5%
850	Accenture PLC, Class A	296,225
1,049	Fiserv, Inc.(a)	247,239
713	International Business Machines Corporation	179,990
512	Moody's Corporation	258,017
2,987	Toast, Inc., Class A(a)	115,298
		1,096,769
	TELECOMMUNICATIONS - 1.1%
1,314	T-Mobile US, Inc.	354,373

	TOTAL COMMON STOCKS (Cost $16,823,037)	29,498,829

Shares		Fair Value
	SHORT-TERM INVESTMENT — 6.0%
	MONEY MARKET FUND - 6.0%
1,874,244	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.22% (Cost $1,874,244)(b)	1,874,244

	TOTAL INVESTMENTS - 100.1% (Cost $18,697,281)	$ 31,373,073
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(32,121)
	NET ASSETS - 100.0%	$ 31,340,952

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5%
	AEROSPACE & DEFENSE - 0.6%
6,390	Leonardo DRS, Inc.(a)	$ 194,576

	ASSET MANAGEMENT - 0.2%
12,611	Planet Labs PBC, CLASS A(a)	58,263

	BANKING - 21.4%
9,466	1st Source Corporation	614,344
12,388	Bank of NT Butterfield & Son Ltd. (The)	480,654
4,238	Bank7 Corporation	174,690
6,792	Capital City Bank Group, Inc.	251,983
4,323	FB Financial Corporation	218,398
7,011	First Business Financial Services, Inc.	372,565
7,138	First Mid Bancshares, Inc.	271,958
11,313	Guaranty Bancshares, Inc.	457,611
24,426	HBT Financial, Inc.	610,650
6,380	Horizon Bancorp, Inc.	108,715
10,433	Independent Bank Corporation	354,513
6,923	Mercantile Bank Corporation	333,758
3,544	MidWestOne Financial Group, Inc.	107,915
3,915	QCR Holdings, Inc.	294,917
25,613	Shore Bancshares, Inc.	387,653
3,510	Sierra Bancorp	107,827
6,100	SmartFinancial, Inc.	211,792
10,577	South Plains Financial, Inc.	372,733
9,255	Unity Bancorp, Inc.	439,520
9,770	Univest Financial Corporation	298,571
		6,470,767
	BIOTECH & PHARMA - 3.4%
22,693	ADMA Biologics, Inc.(a)	371,938
43,364	Amneal Pharmaceuticals, Inc.(a)	375,967
92,803	HilleVax, Inc.(a)	166,117
38,047	PepGen, Inc.(a)	119,848
		1,033,870

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	CHEMICALS - 0.8%
272	Ingevity Corporation(a)	$ 12,964
15,011	Perimeter Solutions, Inc.(a)	158,816
9,271	Rayonier Advanced Materials, Inc.(a)	71,387
		243,167
	COMMERCIAL SUPPORT SERVICES - 5.4%
3,543	Huron Consulting Group, Inc.(a)	540,166
2,882	UniFirst Corporation	619,399
9,632	Viad Corporation(a)	382,390
13,488	ZipRecruiter, Inc.(a)	75,533
		1,617,488
	CONSUMER SERVICES - 1.0%
7,334	Carriage Services, Inc.	294,167

	ELECTRICAL EQUIPMENT - 6.1%
14,895	Allient, Inc.	370,588
5,420	Itron, Inc.(a)	590,184
3,819	SPX Technologies, Inc.(a)	556,237
1,471	Watts Water Technologies, Inc., Class A	315,647
		1,832,656
	ENGINEERING & CONSTRUCTION - 1.7%
1,410	Comfort Systems USA, Inc.	512,295

	FOOD - 0.8%
10,985	Phibro Animal Health Corporation, Class A	249,799

	FORESTRY, PAPER & WOOD PRODUCTS - 1.0%
2,762	UFP Industries, Inc.	295,534

	HEALTH CARE FACILITIES & SERVICES - 1.6%
4,973	Fulgent Genetics, Inc.(a)	76,833
18,934	Oscar Health, Inc. - Class A(a)	276,626
7,482	SI-BONE, Inc.(a)	135,574
		489,033

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	HOTEL REIT - 0.3%
895	Ryman Hospitality Properties, Inc.	$ 88,507

	INDUSTRIAL INTERMEDIATE PROD - 1.3%
4,207	AZZ, Inc.	404,335

	INDUSTRIAL SUPPORT SERVICES - 0.1%
6,633	Custom Truck One Source, Inc.(a)	29,384

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
1,236	StoneX Group, Inc.(a)	149,148

	INSURANCE - 1.5%
26,800	ProAssurance Corporation(a)	419,152
864	United Fire Group, Inc.	24,252
		443,404
	INTERNET MEDIA & SERVICES - 3.2%
14,278	EverQuote, Inc.(a)	383,793
12,470	HealthStream, Inc.	421,112
40,195	Marqeta, Inc., Class A(a)	168,015
		972,920
	LEISURE FACILITIES & SERVICES - 4.1%
16,100	Accel Entertainment, Inc.(a)	173,397
5,409	Global Business Travel Group I(a)	44,949
2,063	Light & Wonder, Inc.(a)	229,983
17,140	Marcus Corporation (The)	314,348
17,916	OneSpaWorld Holdings Ltd.	341,837
10,827	Potbelly Corporation(a)	138,044
		1,242,558
	MACHINERY - 2.2%
6,595	Federal Signal Corporation	536,042
3,923	Graham Corporation(a)	132,715
		668,757
	MEDICAL EQUIPMENT & DEVICES - 3.6%
1,204	Inspire Medical Systems, Inc.(a)	223,450

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.6% (Continued)
4,500	iRadimed Corporation	$ 242,595
5,942	Merit Medical Systems, Inc.(a)	606,321
		1,072,366
	METALS & MINING - 0.4%
24,875	Hecla Mining Company	127,609

	MULTI ASSET CLASS REIT - 1.8%
20,378	One Liberty Properties, Inc.	541,443

	MULTI ASSET CLASS REITS - 1.9%
32,290	Alexander & Baldwin, Inc.	584,772

	OIL & GAS PRODUCERS - 1.8%
11,934	Excelerate Energy, Inc., Class A	366,135
8,530	Sitio Royalties Corporation, Class A	170,600
		536,735
	OIL & GAS SERVICES & EQUIPMENT - 2.2%
7,237	DNOW, Inc.(a)	115,647
36,128	MRC Global, Inc.(a)	439,678
17,862	Newpark Resources, Inc.(a)	108,958
		664,283
	RETAIL - DISCRETIONARY - 0.7%
8,657	J Jill, Inc.	205,171

	RETAIL REIT - 2.1%
16,344	Saul Centers, Inc.	612,083

	SOFTWARE - 10.9%
7,500	Alkami Technology, Inc.(a)	231,300
1,201	Appfolio, Inc., Class A(a)	257,615
11,700	Appian Corporation(a)	379,899
26,075	Cantaloupe, Inc.(a)	256,057
8,027	Intapp, Inc.(a)	529,460
63,358	Olo, Inc., Class A(a)	436,537

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	SOFTWARE - 10.9% (Continued)
19,078	SEMrush Holdings, Inc.(a)	$ 209,858
24,571	Viant Technology, Inc., Class A(a)	491,174
38,884	Weave Communications, Inc.(a)	489,938
		3,281,838
	SPECIALTY FINANCE - 3.0%
1,900	FTAI Aviation Ltd.	244,549
38,585	OppFi, Inc.	380,449
13,637	PRA Group, Inc.(a)	285,422
		910,420
	SPECIALTY REIT - 0.5%
13,830	Gladstone Land Corporation	158,492

	STEEL - 3.4%
3,030	Carpenter Technology Corporation	627,422
5,876	Northwest Pipe Company(a)	258,955
4,570	Worthington Steel, Inc.	121,882
		1,008,259
	TECHNOLOGY SERVICES - 1.2%
809	ICF International, Inc.	64,121
2,408	MAXIMUS, Inc.	157,002
14,085	Priority Technology Holdings, Inc.(a)	151,132
		372,255
	TELECOMMUNICATIONS - 2.0%
34,846	ATN International, Inc.	602,139

	TIMBER REIT - 1.8%
11,540	PotlatchDeltic Corporation	535,802

	TRANSPORTATION & LOGISTICS - 1.4%
13,100	Costamare, Inc.	133,358
2,250	Golar LNG Ltd.	86,265
1,980	SkyWest, Inc.(a)	195,842
		415,465

ZACKS SMALL-CAP CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TRANSPORTATION EQUIPMENT - 1.2%
10,546	Blue Bird Corporation(a)	$ 370,586

	WHOLESALE - DISCRETIONARY - 0.4%
929	Climb Global Solutions, Inc.	113,886

	TOTAL COMMON STOCKS (Cost $27,247,696)	29,404,232

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.0%(b)
	MONEY MARKET FUND - 0.0% (b)
4,057	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.22% (Cost $4,057)(c)	4,057

	TOTAL INVESTMENTS - 97.5% (Cost $27,251,753)	$ 29,408,289
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	752,072
	NET ASSETS - 100.0%	$ 30,160,361

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2025.

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 2.7%
5,533	General Dynamics Corporation	$ 1,397,636
4,485	L3Harris Technologies, Inc.	924,403
2,580	Lockheed Martin Corporation	1,161,955
		3,483,994
	ASSET MANAGEMENT - 2.3%
3,105	Blackrock, Inc.	3,036,007

	AUTOMOTIVE - 0.3%
43,166	Ford Motor Company	412,235

	BANKING - 12.2%
11,344	Citigroup, Inc.	906,953
15,698	Citizens Financial Group, Inc.	718,497
42,459	Fifth Third Bancorp	1,845,693
47,522	Huntington Bancshares, Inc.	782,687
24,292	JPMorgan Chase & Company	6,428,878
7,729	PNC Financial Services Group, Inc. (The)	1,483,350
38,753	US Bancorp	1,817,516
27,285	Wells Fargo & Company	2,136,961
		16,120,535
	BANKS - 1.2%
34,914	Bank of America Corporation	1,609,535

	BEVERAGES - 2.7%
28,992	Coca-Cola Company (The)	2,064,520
9,961	PepsiCo, Inc.	1,528,715
		3,593,235
	BIOTECH & PHARMA - 7.6%
13,304	AbbVie, Inc.	2,780,935
8,970	Gilead Sciences, Inc.	1,025,361
16,879	Johnson & Johnson	2,785,373
21,845	Merck & Company, Inc.	2,015,201
51,899	Pfizer, Inc.	1,371,691
		9,978,561

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	CABLE & SATELLITE - 0.8%
29,754	Comcast Corporation, Class A	$ 1,067,574

	CHEMICALS - 2.4%
29,355	Dow, Inc.	1,118,719
12,054	DuPont de Nemours, Inc.	985,656
10,839	Eastman Chemical Company	1,060,596
		3,164,971
	DIVERSIFIED INDUSTRIALS - 1.3%
10,676	3M Company	1,656,061

	ELECTRIC UTILITIES - 3.8%
10,465	American Electric Power Company, Inc.	1,109,813
18,074	Public Service Enterprise Group, Inc.	1,466,705
27,333	Southern Company (The)	2,454,230
		5,030,748
	ELECTRICAL EQUIPMENT - 1.1%
17,193	Johnson Controls International plc	1,472,752

	GAMING REITS - 0.5%
13,455	Gaming and Leisure Properties, Inc.	674,768

	HEALTH CARE FACILITIES & SERVICES - 1.1%
3,089	UnitedHealth Group, Inc.	1,467,151

	HEALTH CARE REIT - 0.5%
35,133	Healthpeak Properties, Inc.	718,821

	HOUSEHOLD PRODUCTS - 2.8%
20,833	Procter & Gamble Company (The)	3,621,609

	INDUSTRIAL REIT - 1.3%
12,902	Prologis, Inc.	1,598,815

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INFRASTRUCTURE REIT - 0.5%
7,475	Crown Castle International Corp.	$ 703,398

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
21,864	Bank of New York Mellon Corporation (The)	1,944,803

	INSURANCE - 5.7%
7,516	Arthur J Gallagher & Company	2,538,454
32,790	MetLife, Inc.	2,825,842
19,214	Prudential Financial, Inc.	2,211,531
		7,575,827
	LEISURE FACILITIES & SERVICES - 1.5%
6,522	McDonald's Corporation	2,010,928

	MACHINERY - 5.4%
6,444	Caterpillar, Inc.	2,216,414
3,058	Deere & Company	1,470,256
5,214	Parker-Hannifin Corporation	3,485,611
		7,172,281
	MEDICAL EQUIPMENT & DEVICES - 3.8%
8,191	Abbott Laboratories	1,130,440
7,416	Becton Dickinson and Company	1,672,530
4,485	Danaher Corporation	931,804
13,472	Medtronic PLC	1,239,693
		4,974,467
	MULTI ASSET CLASS REIT - 0.6%
12,066	WP Carey, Inc.	774,758

	OIL & GAS PRODUCERS - 6.6%
22,049	ConocoPhillips	2,186,158
34,097	Exxon Mobil Corporation	3,796,019
79,428	Kinder Morgan, Inc.	2,152,499
12,691	Ovintiv, Inc.	551,551
		8,686,227

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	RETAIL - CONSUMER STAPLES - 2.4%
32,176	Walmart, Inc.	$ 3,172,875

	RETAIL - DISCRETIONARY - 2.5%
7,993	Home Depot, Inc. (The)	3,170,024

	SEMICONDUCTORS - 2.6%
7,622	Broadcom, Inc.	1,520,055
12,333	QUALCOMM, Inc.	1,938,378
		3,458,433
	SOFTWARE - 4.1%
10,043	Microsoft Corporation	3,986,971
7,489	Oracle Corporation	1,243,623
		5,230,594
	SPECIALTY FINANCE - 0.6%
11,587	Fidelity National Financial, Inc.	747,709

	SPECIALTY REITS - 1.1%
11,421	Lamar Advertising Company, Class A	1,418,831

	TECHNOLOGY HARDWARE - 2.3%
48,117	Cisco Systems, Inc.	3,084,781

	TECHNOLOGY SERVICES - 3.1%
3,938	Automatic Data Processing, Inc.	1,241,179
3,673	Broadridge Financial Solutions, Inc.	886,001
7,752	International Business Machines Corporation	1,956,915
		4,084,095
	TELECOMMUNICATIONS - 3.2%
71,113	AT&T, Inc.	1,949,207
50,554	Verizon Communications, Inc.	2,178,877
		4,128,084
	TOBACCO & CANNABIS - 3.4%
22,052	Altria Group, Inc.	1,231,604

ZACKS DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TOBACCO & CANNABIS - 3.4% (Continued)
21,116	Philip Morris International, Inc.	$ 3,278,893
		4,510,497
	TRANSPORTATION & LOGISTICS - 2.6%
46,082	CSX Corporation	1,475,085
5,340	Norfolk Southern Corporation	1,312,305
4,859	United Parcel Service, Inc., Class B	578,367
		3,365,757

	TOTAL COMMON STOCKS (Cost $98,985,068)	128,921,741

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.8%
	MONEY MARKET FUND - 1.8%
2,404,812	Federated Hermes Treasury Obligations Fund, Institutional Class, 4.22% (Cost $2,404,812)(a)	2,404,812

	TOTAL INVESTMENTS - 99.9% (Cost $101,389,880)	$ 131,326,553
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	89,838
	NET ASSETS - 100.0%	$ 131,416,391

(a)	Rate disclosed is the seven day effective yield as of February 28, 2025.